Filed Pursuant to Rule 497(e)
1933 Act File No. 333-168040
1940 Act File No. 811-22436

EntrepreneurShares Series TrustTM

Entrepreneur U.S. All Cap FundTM
Retail Class IMPRX / Institutional Class IMPAX

March 2, 2017

Supplement to Statement of Additional Information dated November 1, 2016

Offering Retail Class Entrepreneur U.S. All Cap FundTM

On March 2, 2017, the Entrepreneur U.S. All Cap Fund will recommence offering Retail Class shares.  Accordingly, effective March 2, 2017, the Statement of Additional Information is revised as follows:
•	The reference to the Entrepreneur U.S. All Cap Fund is revised in its entirety to read as follows:
Entrepreneur U.S. All Cap FundTM
   Institutional Class:  IMPAX
   Retail Class:  IMPRX

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The date of this Supplement is March 2, 2017.

Please retain this Supplement for future reference.